Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,143,941	$ 1,645,185	[1]	$ 2,978,525
Accounts receivable	35,011	49,766	[1]	17,256
Prepaid expenses	10,750		[1]	24,245
Total current assets	1,189,702	1,694,951	[1]	3,020,027
Property and equipment, net	147,848	186,269	[1]	22,909
Other assets	5,568	5,568	[1]	5,568
Intangible assets, net	280,929	354,084	[1]	451,624
Right of use asset, net	10,753	33,963	[1]
Goodwill	1,679,978	5,805,438	[1]	5,805,438
Total assets	3,314,778	8,080,273	[1]	9,305,566
Current liabilities
Accounts payable and accrued liabilities	367,108	245,463	[1]	181,442
Liabilities held for sale				69,314
Accrued interest	7,080,622	4,657,530	[1]	2,129,395
Customer advances	1,500	10,450	[1]	18,215
Stock payable				20,000
Derivative liability	3,055	6,944	[1]	20,442
Lease liability, current portion	10,753	32,568	[1]
Notes payable, net	16,970,457	7,046,666	[1]	1,527,711
Total current liabilities	24,433,495	11,999,621	[1]	4,218,055
Long term liabilities
Lease liability, net of current portion		1,395	[1]
Convertible notes payable, net of discount	32,785	37,419	[1]	33,982
Notes payable, net of discount	380,619	8,016,330	[1]	11,802,736
Total liabilities	24,854,699	20,062,565	[1]	16,062,573
Stockholders' deficit
Common stock, value	12,444	12,444	[1]	12,086
Additional paid in capital	40,180,669	40,180,669	[1]	39,899,491
Accumulated deficit	(61,734,094)	(52,176,465)	[1]	(46,669,643)
Total stockholders' deficit	(21,539,921)	(11,982,292)	[1]	(6,757,007)
Total liabilities and stockholders' deficit	3,314,778	8,080,273	[1]	9,305,566
Series AA Preferred Stock
Stockholders' deficit
Preferred stock value	1,050	1,050	[1]	1,050
Series DD Preferred Stock
Stockholders' deficit
Preferred stock value	10	10	[1]	10
Related Party
Current liabilities
Stock payable-related party				251,536
Long term liabilities
Notes payable – related parties	$ 7,800	$ 7,800	[1]	$ 7,800

[1]	Derived from audited information